UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-01884

Endowments
(Exact Name of Registrant as specified in charter)

P.O. Box 7650, One Market, Steuart Tower,
San Francisco, California 94120
(Address of principal executive offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: July 31

Date of reporting period: April 30, 2006

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(name and address of agent for service)

Copies to:
Julie Allecta, Esq.
Paul, Hastings, Janofsky & Walker LLP
55 Second Street
Twenty-Fourth Floor
San Francisco, California 94105
(Counsel for the Registrant)

ITEM 1 - Schedule of Investments

[logo - Capital Research and ManagementSM]

Endowments, Growth and Income PortfolioSM
Investment portfolio

April 30, 2006		unaudited

Common stocks — 82.58%	Shares	Market value

INFORMATION TECHNOLOGY — 13.52%
Microsoft Corp.	118,000	$ 2,849,700
Oracle Corp.[1]	160,000	2,334,400
Nokia Corp. (ADR)	78,000	1,767,480
Intel Corp.	83,000	1,658,340
Cisco Systems, Inc.[1]	77,000	1,613,150
Texas Instruments Inc.	28,000	971,880
International Business Machines Corp.	10,000	823,400
Analog Devices, Inc.	20,000	758,400
Dell Inc.[1]	22,000	576,400
Linear Technology Corp.	15,000	532,500
EMC Corp.[1]	33,000	445,830
		14,331,480

HEALTH CARE — 12.04%
Medtronic, Inc.	48,000	2,405,760
Roche Holding AG	8,000	1,229,827
Eli Lilly and Co.	22,000	1,164,240
Novo Nordisk A/S, Class B	15,000	974,916
Merck & Co., Inc.	25,000	860,500
Abbott Laboratories	20,000	854,800
Medco Health Solutions, Inc.[1]	15,000	798,450
Bristol-Myers Squibb Co.	30,000	761,400
Biogen Idec Inc.[1]	16,000	717,600
Johnson & Johnson	12,000	703,320
Becton, Dickinson and Co.	11,000	693,440
Pfizer Inc	25,000	633,250
Sanofi-Aventis	6,000	566,231
Amgen Inc.[1]	6,000	406,200
		12,769,934

CONSUMER STAPLES — 11.88%
Altria Group, Inc.	35,000	2,560,600
Wal-Mart Stores, Inc.	53,000	2,386,590
PepsiCo, Inc.	32,000	1,863,680
L’Oréal SA	10,000	927,937
Walgreen Co.	22,000	922,460
Avon Products, Inc.	26,500	864,165
Coca-Cola Co.	20,000	839,200
WD-40 Co.	26,000	817,180
Bunge Ltd.	14,000	746,900
Sara Lee Corp.	37,000	661,190
		12,589,902

FINANCIALS — 11.29%
Wells Fargo & Co.	30,000	$ 2,060,700
Berkshire Hathaway Inc., Class A1	20	1,780,000
American International Group, Inc.	25,000	1,631,250
American Express Co.	21,000	1,130,010
Bank of America Corp.	22,000	1,098,240
U.S. Bancorp	25,000	786,000
Lincoln National Corp.	13,472	782,454
SunTrust Banks, Inc.	10,000	773,300
Citigroup Inc.	15,000	749,250
Fulton Financial Corp.	40,000	658,000
Marsh & McLennan Companies, Inc.	17,000	521,390
		11,970,594

CONSUMER DISCRETIONARY — 9.14%
Lowe’s Companies, Inc.	27,000	1,702,350
Target Corp.	30,000	1,593,000
Walt Disney Co.	50,000	1,398,000
Time Warner Inc.	78,000	1,357,200
Vivendi SA	22,000	803,809
Home Depot, Inc.	20,000	798,600
E.W. Scripps Co.	15,000	691,200
Gannett Co., Inc.	10,000	550,000
TJX Companies, Inc.	20,000	482,600
Viacom Inc.[1]	8,000	318,640
		9,695,399

ENERGY — 9.06%
Exxon Mobil Corp.	52,000	3,280,160
Royal Dutch Shell PLC, Class B (ADR)	33,000	2,356,530
Chevron Corp.	35,000	2,135,700
ConocoPhillips	15,000	1,003,500
Schlumberger Ltd.	12,000	829,680
		9,605,570

INDUSTRIALS — 7.24%
Lockheed Martin Corp.	23,000	1,745,700
Caterpillar Inc.	20,000	1,514,800
Avery Dennison Corp.	15,000	937,500
General Electric Co.	25,000	864,750
Illinois Tool Works Inc.	7,000	718,900
Northrop Grumman Corp.	10,000	669,000
United Technologies Corp.	10,000	628,100
3M Co.	7,000	598,010
		7,676,760

MATERIALS — 3.48%
Air Products and Chemicals, Inc.	13,000	890,760
AptarGroup, Inc.	15,000	786,150
International Paper Co.	20,000	727,000
Alcoa Inc.	20,000	675,600
Dow Chemical Co.	15,000	609,150
		3,688,660

TELECOMMUNICATION SERVICES — 1.47%
Sprint Nextel Corp.	36,000	892,800
Verizon Communications Inc.	20,000	660,600
		1,553,400

MISCELLANEOUS — 3.46%
Other common stocks in initial period of acquisition		$3,667,914

Total common stocks (cost: $73,173,941)		87,549,613

	Principal amount
Convertible securities — 0.76%	(000)

INFORMATION TECHNOLOGY — 0.76%
Lucent Technologies Inc. 8.00% convertible subordinated notes 2031	$800	810,000

Total convertible securities (cost: $876,000)		810,000

Short-term securities — 16.48%

Wal-Mart Stores Inc. 4.74% due 6/6/2006[2]	2,000	1,990,219
Kimberly-Clark Worldwide Inc. 4.72% due 5/3/2006[2]	1,500	1,499,410
Atlantic Industries 4.72% due 5/8/2006[2]	1,500	1,498,423
Park Avenue Receivables Co., LLC 4.77% due 5/11/2006[2]	1,500	1,497,811
Federal Home Loan Bank 4.73% due 5/12/2006	1,500	1,497,634
Caterpillar Financial Services Corp. 4.67% due 5/30/2006	1,424	1,418,339
Freddie Mac 4.79% due 5/23/2006	1,300	1,296,021
Three Pillars Funding, LLC 4.81% due 5/1/2006[2]	1,200	1,199,519
DuPont (E.I.) de Nemours & Co. 4.72% due 5/8/2006[2]	1,200	1,198,740
CAFCO, LLC 4.86% due 5/30/2006[2]	1,200	1,195,136
Procter & Gamble Co. 4.73% due 5/3/2006[2]	900	899,645
Harley-Davidson Funding Corp. 4.77% due 5/26/2006[2]	773	770,332
Hershey Co. 4.73% due 5/3/2006[2]	700	699,724
NetJets Inc. 4.77% due 6/1/2006[2]	500	497,878
Triple-A One Funding Corp. 4.79% due 5/11/2006[2]	307	306,550

Total short-term securities (cost: $17,465,497)		17,465,381

Total investment securities (cost: $91,515,438)		105,824,994
Other assets less liabilities		191,101

Net assets		$106,016,095

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $13,253,387, which represented 12.50% of the net assets of the fund.

ADR = American Depositary Receipts

unaudited

Federal income tax information	Market value

Gross unrealized appreciation on investment securities	$16,533,366
Gross unrealized depreciation on investment securities	(2,223,810)
Net unrealized appreciation on investment securities	14,309,556
Cost of investment securities for federal income tax purposes	91,515,438

Endowments, Bond PortfolioSM
Investment portfolio

April 30, 2006		unaudited

	Principal amount
Bonds & notes — 88.81%	(000)	Market value

CORPORATE BONDS & NOTES — 49.00%
Financials — 19.50%
Washington Mutual, Inc. 5.625% 2007	$250	$250,374
Washington Mutual, Inc. 5.235% 2012[1]	650	649,283
Washington Mutual Preferred Funding I Ltd. 6.534% (undated)[1,2]	300	292,676
AIG SunAmerica Global Financing VII 5.85% 2008[2]	125	126,262
American General Finance Corp., Series I, 5.40% 2015	250	238,998
ILFC E-Capital Trust I 5.90% 2065[1,2]	355	346,604
Resona Bank, Ltd. 5.85% (undated)[1,2]	625	598,014
J.P. Morgan Chase & Co. 5.75% 2013	125	125,156
JPM Capital Trust I, cumulative capital securities trust, 7.54% 2027	345	361,103
EOP Operating LP 4.65% 2010	200	191,919
EOP Operating LP 8.10% 2010	125	135,960
EOP Operating LP 6.75% 2012	125	130,196
Abbey National PLC 6.70% (undated)[1]	250	255,031
Abbey National PLC 7.35% (undated)[1]	200	202,106
PRICOA Global Funding I 4.20% 2010[2]	250	238,823
Prudential Holdings, LLC, Series C, 8.695% 2023[2,3]	150	179,633
TuranAlem Finance BV 8.50% 2015[2]	400	407,000
SocGen Real Estate Co. LLC, Series A, 7.64% (undated)[1,2]	375	385,099
Lazard Group LLC 7.125% 2015	315	322,988
USA Education, Inc. 5.625% 2007	125	125,301
SLM Corp., Series A, 4.50% 2010	200	191,839
Sumitomo Mitsui Banking Corp. 5.625% (undated)[1,2]	300	287,090
HBOS PLC, Series B, 5.92% (undated)[1,2]	300	285,804
Banco Santander-Chile 5.375% 2014[2]	300	285,804
BNP Paribas 5.186% noncumulative (undated)[1,2]	300	277,698
Development Bank of Singapore Ltd. 7.875% 2009[2]	250	267,515
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative preferred (undated)[1,2]	250	246,622
Wachovia Capital Trust III 5.80% (undated)	250	245,350
Developers Diversified Realty Corp. 5.375% 2012	250	242,318
United Overseas Bank Ltd. 5.375% 2019[1,2]	250	239,075
Berkshire Hathaway Finance Corp. 4.125% 2010	250	238,816
Hospitality Properties Trust 6.75% 2013	215	222,073
MBNA Global Capital Funding, Series B, 5.48% 2027[1]	200	198,112
Kimco Realty Corp., Series C, 4.82% 2014	200	184,960
MUFG Capital Finance 1 Ltd. 6.346% noncumulative preferred (undated)[1]	150	148,242
Downey Financial Corp. 6.50% 2014	150	147,902
Mizuho Capital Investment (USD) 1 Ltd. and Mizuho Capital Investment (EUR) 1 Ltd. 6.686%
noncumulative preferred (undated)[1,2]	150	145,604
Nationwide Mutual Insurance Co. 7.875% 2033[2]	125	139,061
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated)[1,2]	125	130,790
First Industrial, LP 6.875% 2012	125	129,817
United Dominion Realty Trust, Inc. 6.50% 2009	125	129,436
Household Finance Corp. 6.375% 2011	125	129,417
Rouse Co. 7.20% 2012	125	128,856
ReliaStar Financial Corp. 8.00% 2006	125	126,548
ProLogis Trust 7.05% 2006	125	125,294
Monumental Global Funding Trust II, Series 2002-A, 5.20% 2007[2]	125	124,947
Allstate Financial Global Funding LLC 5.25% 2007[2]	125	124,934
Hartford Financial Services Group, Inc. 2.375% 2006	125	124,727
CIT Group Inc. 3.65% 2007	125	121,957
Simon Property Group, LP 4.875% 2010	125	121,613
Mangrove Bay Pass Through Trust 6.102% 2033[1,2]	125	120,264
John Hancock Global Funding II, Series 2004-A, 3.50% 2009[2]	125	119,236
Liberty Mutual Group Inc. 6.50% 2035[2]	125	112,398
		11,426,645

Consumer Discretionary — 8.25%
Residential Capital Corp. 6.07% 2008[1]	300	301,919
Residential Capital Corp. 6.375% 2010	250	249,163
General Motors Acceptance Corp. 7.75% 2010	245	241,141
General Motors Acceptance Corp. 7.25% 2011	455	435,469
General Motors Acceptance Corp. 7.02% 2014[1]	250	236,786
Ford Motor Credit Co. 7.375% 2009	150	138,699
Ford Motor Credit Co. 7.875% 2010	650	600,794
DaimlerChrysler North America Holding Corp. 8.00% 2010	600	646,192
Comcast Cable Communications, Inc. 8.375% 2007	125	128,633
Tele-Communications, Inc. 9.80% 2012	215	252,163
Ryland Group, Inc. 5.375% 2012	250	236,211
Toll Brothers, Inc. 5.15% 2015	200	179,551
Seminole Tribe of Florida 5.798% 2013[2]	150	146,336
Harrah’s Operating Co., Inc. 5.625% 2015	150	142,624
News America Inc. 6.40% 2035[2]	150	142,223
MDC Holdings, Inc. 5.50% 2013	150	140,120
AOL Time Warner Inc. 7.625% 2031	125	135,709
Pulte Homes, Inc. 8.125% 2011	125	134,377
Clear Channel Communications, Inc. 6.625% 2008	125	127,053
Hyatt Equities, LLC 6.875% 2007[2]	125	126,516
Centex Corp. 5.25% 2015	100	92,369
		4,834,048

Industrials — 5.49%
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 2011	385	387,351
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[3]	191	200,590
Hutchison Whampoa International Ltd. 7.00% 2011[2]	250	262,437
Hutchison Whampoa International Ltd. 6.50% 2013[2]	150	153,698
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 2012	200	200,125
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014	200	201,242
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[2,3]	341	353,537
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012[3]	324	331,822
Northwest Airlines Trust, Series 2, Class A, 9.25% 2014[3]	131	132,691
Northwest Airlines, Inc., Series 2001-1, Class A-1, 7.041% 2023[3]	160	159,841
Cendant Corp. 7.375% 2013	250	273,799
BNSF Funding Trust I 6.613% 2055[1]	250	241,094
General Electric Capital Corp., Series A, 6.00% 2012	125	127,986
Union Pacific Railroad Co. Pass Through Trust, Series 2003-1, 4.698% 2024[3]	124	114,407
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[2,3]	77	75,202
Jet Equipment Trust, Series 1994-A, 11.79% 2013[2,4]	750	8
		3,215,830

Telecommunication Services — 5.45%
Nextel Communications, Inc., Series E, 6.875% 2013	$500	$ 513,776
Nextel Communications, Inc., Series D, 7.375% 2015	150	156,708
AT&T Wireless Services, Inc. 7.875% 2011	100	109,554
AT&T Wireless Services, Inc. 8.125% 2012	500	560,463
SBC Communications Inc. 4.951% 2008[1]	125	125,352
SBC Communications Inc. 6.25% 2011	250	256,744
SBC Communications Inc. 6.15% 2034	125	118,121
ALLTEL Corp. 4.656% 2007	300	298,042
France Télécom 7.75% 2011[1]	250	272,248
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006	150	150,098
Deutsche Telekom International Finance BV 8.75% 2030[1]	125	148,851
TELUS Corp. 8.00% 2011	125	137,358
Koninklijke KPN NV 8.00% 2010	125	134,169
Telecom Italia Capital SA 4.95% 2014	125	114,612
BellSouth Corp. 6.55% 2034	100	98,977
		3,195,073

Utilities — 4.57%
FPL Energy American Wind, LLC 6.639% 2023[2,3]	267	270,303
FPL Energy National Wind, LLC 5.608% 2024[2,3]	233	222,712
Commonwealth Edison Co., Series 99, 3.70% 2008	125	121,368
Exelon Generation Co., LLC 6.95% 2011	300	315,914
Midwest Generation, LLC, Series B, 8.56% 2016[3]	89	96,228
Homer City Funding LLC 8.734% 2026[3]	295	337,798
Reliant Energy Resources Corp. 7.75% 2011	250	270,327
AES Ironwood, LLC 8.857% 2025[3]	232	258,377
MidAmerican Energy Holdings Co. 5.00% 2014	225	212,165
Constellation Energy Group, Inc. 6.125% 2009	200	203,450
Duke Capital Corp. 6.25% 2013	125	127,323
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007	125	124,917
PSEG Power LLC 3.75% 2009	125	119,010
		2,679,892

Materials — 1.71%
Norske Skogindustrier ASA 7.625% 2011[2]	500	514,522
Equistar Chemicals, LP and Equistar Funding Corp. 8.75% 2009	250	262,813
International Paper Co. 5.85% 2012	125	124,598
Stora Enso Oyj 7.25% 2036[2]	100	100,116
		1,002,049

Health Care — 1.22%
Cardinal Health, Inc. 6.75% 2011	250	260,880
Cardinal Health, Inc. 4.00% 2015	100	86,585
Humana Inc. 7.25% 2006	125	125,371
UnitedHealth Group Inc. 5.20% 2007	125	124,911
Amgen Inc. 4.00% 2009	125	119,425
		717,172

Energy — 1.22%
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[2,3]	300	296,625
Energy Transfer Partners, LP 5.65% 2012	250	244,674
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[2,3]	178	171,836
		713,135

Consumer Staples — 0.95%
Delhaize America, Inc. 8.125% 2011	$250	$270,800
Wal-Mart Stores, Inc. 5.25% 2035	205	180,687
CVS Corp. 6.117% 2013[2,3]	109	109,122
		560,609

Information Technology — 0.64%
Cisco Systems, Inc. 5.25% 2011	250	247,735
Electronic Data Systems Corp., Series B, 6.50% 2013[1]	125	125,442
		373,177

MORTGAGE- AND ASSET-BACKED OBLIGATIONS[3]— 24.36%
Fannie Mae, Series 2000-T5B, 7.30% 2010	250	267,764
Fannie Mae, Series 2001-T6B, 6.088% 2011	250	257,403
Fannie Mae 6.00% 2016	26	26,340
Fannie Mae, Series 2001-4, Class GA, 10.25% 2025[1]	43	47,689
Fannie Mae 7.00% 2026	24	24,835
Fannie Mae 7.00% 2031	11	11,444
Fannie Mae 7.50% 2031	10	9,953
Fannie Mae, Series 2001-20, Class C, 12.036% 2031[1]	41	46,540
Fannie Mae 6.00% 2034	222	221,226
Fannie Mae 6.00% 2034	183	182,323
Fannie Mae 6.00% 2035	224	223,092
Fannie Mae 5.50% 2036	750	728,467
Fannie Mae 5.50% 2036	465	451,650
Fannie Mae 6.50% 2036	17	17,421
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	29	29,361
Freddie Mac 8.75% 2008	4	3,810
Freddie Mac 4.00% 2015	206	192,425
Freddie Mac 5.00% 2035	247	233,290
Freddie Mac 5.00% 2035	123	116,456
Freddie Mac 5.50% 2035	123	119,038
Freddie Mac 6.00% 2036	166	165,308
Freddie Mac 0% 2036	125	88,262
Countrywide Alternative Loan Trust, Series 2005-62, Class 2-A-1, 4.722% 2035[1]	248	248,063
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	234	228,348
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035	216	212,891
Countrywide Alternative Loan Trust, Series 2006-16CB, Class A-2, 6.00% 2036	150	150,726
ARG Funding Corp., Series 2005-2, Class A-1, AMBAC insured, 4.54% 2009[2]	500	493,357
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2011[2]	250	239,325
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030	355	362,290
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	225	239,037
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR1, Class A, 4.229% 2034[1]	63	60,972
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR2, Class 2-A1, 5.841% 2037[1]	244	242,233
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class A-1-A, 5.219% 2045[1]	240	240,853
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.421% 2030[1]	250	260,305
GS Mortgage Securities Corp. II, Series 1998-C1, Class E, 7.421% 2030[1]	250	259,834
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[2]	200	193,421
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[2]	325	316,361
GMAC Mortgage Loan Trust, Series 2006-AR1, Class 2-A-1, 5.666% 2036[1]	493	489,510
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	250	243,480
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	250	243,563
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 2039	255	240,419
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040	125	121,356
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A-1B, 6.48% 2040	118	120,433
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030	427	435,220
Residential Funding Mortgage Securities I, Inc., Series 2004-SA1, Class A-II, 4.328% 2034[1]	358	347,327
SBA CMBS Trust, Series 2005-1, Class D, 6.219% 2035[2]	320	319,515
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[2]	290	308,255
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2, 6.48% 2035	250	259,809
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	250	255,166
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	250	248,905
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	250	244,397
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	250	241,455
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 5-A1, 6.039% 2035[1]	234	233,528
Residential Asset Securities Corp. Trust, Series 2004-KS12, Class A-1-2, 5.189% 2035[1]	232	232,438
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-B-1, 8.395% 2016	41	41,417
Vanderbilt Mortgage and Finance, Inc., Series 2001-A, Class B-1, 8.20% 2020	187	189,479
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.715% 2035[1]	227	225,020
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-7, 7.05% 2009	199	201,581
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.892% 2036[1]	198	197,274
HarborView Mortgage Loan Trust, Series 2005-15, Class 2-A1A2, 5.723% 2045[1]	178	179,672
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-2, 6.226% 2035	171	172,147
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017[2]	168	165,111
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	125	135,127
Washington Mutual Securities Corp., Series 2005-AR1, Class A-1-A, 5.219% 2035[1]	134	133,926
Chase Manhattan Bank — First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class B, 7.619% 2031	125	133,037
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032	125	128,271
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 2011[2]	125	122,794
GGP Mall Properties Trust, Series 2001-GGP1, Class A-2, 5.007% 2011[2]	120	119,460
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.698% 2034[1]	87	82,639
Government National Mortgage Assn. 8.50% 2008	8	8,202
Government National Mortgage Assn. 10.00% 2020	53	59,112
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class A-3, 6.869% 2029	57	58,132
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.52% 2027[1,2]	50	50,763
Bear Stearns ARM Trust, Series 2003-6, Class I-A-2, 3.981% 2033[1]	46	44,910
Nomura Asset Securities Corp., Series 1998-D6, Class A-1A, 6.28% 2030	31	30,631
		14,275,594

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 13.40%
U.S. Treasury 3.625% 2009	1,375	1,323,864
U.S. Treasury 14.00% 2011	450	471,798
U.S. Treasury 4.25% 2013	700	667,842
U.S. Treasury 12.50% 2014	1,200	1,475,064
U.S. Treasury 11.25% 2015	800	1,147,248
U.S. Treasury 4.50% 2036	2,250	2,022,187
Freddie Mac 5.75% 2010	250	339,910
Freddie Mac 5.50% 2011	400	404,960
		7,852,873

MUNICIPALS — 1.68%
State of California, Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2003-A-1, 6.25% 2033	325	352,518
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	270	285,115
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds, Series 2002-A, Class A, 6.72% 2025	174	170,558
State of North Carolina, Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Federally Taxable, Series 2003-E, 5.55% 2014	125	119,169
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds, Series 2001-A, Class A, 6.36% 2025	57	57,258
		984,618

NON-U.S. GOVERNMENT BONDS & NOTES — 0.37%
Israeli Government 7.50% 2014	ILS935	$220,641

Total bonds & notes (cost: $53,255,438)		52,051,356

Preferred securities — 6.32%	Shares

FINANCIALS — 6.32%
Fannie Mae, Series O, 7.065% preferred[2]	15,000	822,187
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred[1,2]	375,000	387,107
BNP Paribas Capital Trust 9.003% noncumulative trust preferred[1,2]	150,000	168,495
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up perpetual preferred[1,2]	400,000	454,827
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred[1,2]	360,000	389,622
Deutsche Bank Capital Funding Trust I, 7.872%[1,2]	300,000	317,786
ING Capital Funding Trust III 8.439% noncumulative preferred[1]	250,000	276,597
National Bank of Canada, Series A, 8.35% exchangeable preferred depositary shares	10,000	262,000
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[2]	10,000	255,938
Chuo Mitsui Trust and Banking Co., Ltd. 5.506%[1,2]	250,000	234,229
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[1,2]	125,000	134,528

Total preferred securities (cost: $3,581,228)		3,703,316

	Principal amount
Short-term securities — 3.91%	(000)

Wal-Mart Stores Inc. 4.74% due 6/6/2006[2,5]	$1,500	1,492,664
Three Pillars Funding, LLC 4.81% due 5/1/2006[2]	500	499,800
Concentrate Manufacturing Co. of Ireland 4.77% due 5/18/2006[2]	300	299,284

Total short-term securities (cost: $2,291,760)		2,291,748

Total investment securities (cost: $59,128,426)		58,046,420
Other assets less liabilities		559,969

Net assets		$58,606,389

1 Coupon rate may change periodically.
2 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $16,210,975, which represented 27.66% of the net assets of the fund.
3 Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
4 Company not making scheduled interest payments; bankruptcy proceedings pending.
5 This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Federal income tax information

Gross unrealized appreciation on investment securities	$ 271,205
Gross unrealized depreciation on investment securities	(2,101,054)
Net unrealized depreciation on investment securities	(1,829,849)
Cost of investment securities for federal income tax purposes	59,876,269

MFGEFP-985-0606-S4558

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ENDOWMENTS

By /s/ Robert G. O'Donnell
Robert G. O'Donnell, Vice Chairman and PEO

Date: June 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Robert G. O'Donnell
Robert G. O'Donnell, Vice Chairman and PEO

Date: June 23, 2006

By /s/ Susi M. Silverman
Susi M. Silverman, Treasurer and PFO

Date: June 23, 2006